UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

MID-CAP GROWTH FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Mid-Cap Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Jennison Mid-Cap Growth Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.05%; Class B, 1.75%; Class C, 1.75%; Class L, 1.25%; Class M, 1.75%; Class Q, 0.59%; Class R, 1.50%; Class X, 1.75%; Class Z, 0.75%. Net operating expenses: Class A, 1.05%; Class B, 1.75%; Class C, 1.75%; Class L, 1.25%; Class M, 1.75%; Class Q, 0.59%; Class R, 1.25; Class X, 1.75%; Class Z, 0.75%, after contractual reduction for Class R through 12/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.51%	8.26%	37.58%	138.84%	—
Class B	13.10	7.52	32.81	122.03	—
Class C	13.15	7.52	32.86	122.11	—
Class L	13.32	8.04	36.20	N/A	52.50% (6/12/06)
Class M	13.07	7.49	32.80	N/A	48.02 (6/12/06)
Class Q	13.75	8.80	N/A	N/A	12.06 (1/18/11)
Class R	13.38	8.04	36.14	N/A	80.50 (6/3/05)
Class X	13.11	7.54	33.20	N/A	48.61 (6/12/06)
Class Z	13.71	8.60	39.64	145.18	—
Russell Midcap Growth Index	12.10	3.83	22.21	105.50	—
Russell Midcap Index	12.11	2.59	14.44	120.79	—
Lipper Mid-Cap Growth Funds Avg.	11.68	1.70	22.72	88.94	—
Lipper Multi-Cap Growth Funds Avg.	11.38	2.98	18.53	71.09	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	2.42%	5.85%	8.03%	—
Class B	2.66	6.16	7.85	—
Class C	6.62	6.31	7.85	—
Class L	1.95	5.59	N/A	6.92% (6/12/06)
Class M	1.67	6.00	N/A	7.22 (6/12/06)
Class Q	8.90	N/A	N/A	12.33 (1/18/11)
Class R	8.17	6.84	N/A	9.44 (6/3/05)
Class X	1.64	5.89	N/A	7.28 (6/12/06)
Class Z	8.74	7.38	8.93	—
Russell Midcap Growth Index	4.43	4.44	6.92	—
Russell Midcap Index	3.31	3.03	7.85	—
Lipper Mid-Cap Growth Funds Avg.	1.73	4.22	5.96	—
Lipper Multi-Cap Growth Funds Avg.	5.02	3.69	5.08	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 years of returns. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh years after purchase, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares convert to Class A shares approximately 10 years after purchase. Class R shares are not subject to a front-end sales charge but are subject to a 12b-1 fee of up to 0.75%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Class L and Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Note: Class M shares are no longer issued, and no Class M shares are outstanding. Class M performance is shown for historical periods during which time Class M shares were outstanding.

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell Midcap Growth Index

The Russell Midcap Growth Index is an unmanaged, market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/29/12 are 35.80% for Class L, Class M, and Class X; 8.03% for Class Q; and 57.01% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.78% for Class L, Class M, and Class X; 8.87% for Class Q; and 7.17% for Class R.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/29/12 are 30.43% for Class L, Class M, and Class X; 6.49% for Class Q; and 52.05% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.06% for Class L, Class M, and Class X; 7.56% for Class Q; and 6.67% for Class R.

Lipper Mid-Cap Growth Funds Average

The Lipper Mid-Cap Growth Funds Average (Lipper Mid-Cap Average) represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Mid-Cap Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. Lipper Mid-Cap Average Closest Month-End to Inception cumulative total returns as of 2/29/12 are 32.30% for Class L, Class M, and Class X; 6.27% for Class Q; and 53.92% for Class R. Lipper Mid-Cap Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.17% for Class L, Class M, and Class X; 7.33% for Class Q; and 6.71% for Class R.

Lipper Multi-Cap Growth Funds Average

The Lipper Multi-Cap Growth Funds Average (Lipper Average) are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Average Closest Month-End to Inception cumulative total returns as of 2/29/12 are 30.40% for Class L, Class M, and Class X; 6.60% for Class Q; and 48.40% for Class R. Lipper Multi-Cap Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.06% for Class L, Class M, and Class X; 8.42% for Class Q; and 6.28% for Class R.

Investors cannot invest directly in an index or average. The Indexes do not include sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Averages reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 2/29/12
Crown Castle International Corp., Wireless Telecommunication Services	2.6%
Dollar Tree, Inc., Multiline Retail	2.1
VeriSign, Inc., Internet Software & Services	2.0
Tim Hortons, Inc., Hotels, Restaurants & Leisure	1.8
DaVita, Inc., Healthcare Providers & Services	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/12
Oil, Gas & Consumable Fuels	6.7%
Specialty Retail	6.2
Healthcare Providers & Services	5.6
Software	5.4
Hotels, Restaurants & Leisure	5.1

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,135.10	1.05%	$5.57
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

Class B	Actual	$1,000.00	$1,131.00	1.75%	$9.27
	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77

Class C	Actual	$1,000.00	$1,131.50	1.75%	$9.27
	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77

Class L	Actual	$1,000.00	$1,133.20	1.25%	$6.63
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

Class M	Actual	$1,000.00	$1,130.70	1.75%	$9.27
	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77

Class Q	Actual	$1,000.00	$1,137.50	0.59%	$3.14
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97

Class R	Actual	$1,000.00	$1,133.80	1.25%	$6.63
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

Class X	Actual	$1,000.00	$1,131.10	1.75%	$9.27
	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Fees and Expenses (continued)

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class Z	Actual	$1,000.00	$1,137.10	0.75%	$3.99
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS

Air Freight & Logistics 0.7%
743,491	Expeditors International of Washington, Inc.	$32,438,512

Automobiles 0.6%
553,005	Harley-Davidson, Inc.	25,758,973

Biotechnology 2.5%
718,565	Alexion Pharmaceuticals, Inc.*	60,165,447
958,755	BioMarin Pharmaceutical, Inc.*(a)	34,275,491
417,692	Vertex Pharmaceuticals, Inc.*	16,256,573

		110,697,511

Capital Markets 1.7%
1,485,487	Eaton Vance Corp.(a)	42,796,880
1,651,447	TD Ameritrade Holding Corp.	30,832,516

		73,629,396

Chemicals 4.5%
423,590	Airgas, Inc.	34,874,165
662,685	Albemarle Corp.	44,081,806
1,213,415	Ecolab, Inc.	72,804,900
487,135	FMC Corp.(a)	48,211,751

		199,972,622

Commercial Banks 0.7%
1,094,443	First Republic Bank*(a)	32,822,346

Commercial Services & Supplies 0.7%
1,015,945	Iron Mountain, Inc.(a)	31,545,092

Communications Equipment 2.9%
315,864	F5 Networks, Inc.*	39,470,365
1,715,178	Finisar Corp.*(a)	34,800,962
1,194,180	Juniper Networks, Inc.*(a)	27,179,537
888,648	Riverbed Technology, Inc.*(a)	25,299,808

		126,750,672

Computers & Peripherals 1.0%
1,003,576	NetApp, Inc.*(a)	43,153,768

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 3.1%
1,360,789	AMETEK, Inc.	$64,773,556
779,665	Roper Industries, Inc.	71,354,941

		136,128,497

Electronic Equipment & Instruments 1.9%
890,841	Amphenol Corp. (Class A Stock)	49,851,463
1,195,477	FLIR Systems, Inc.	31,285,633

		81,137,096

Energy Equipment & Services 2.2%
1,025,475	Cameron International Corp.*(a)	57,129,212
925,483	Patterson-UTI Energy, Inc.(a)	17,972,880
634,904	Rowan Cos., Inc.*	23,408,911

		98,511,003

Food & Staples Retailing 0.7%
395,520	Whole Foods Market, Inc.	31,934,285

Food Products 2.0%
211,299	Bunge Ltd.	14,224,649
515,343	JM Smucker Co. (The)	38,815,635
471,154	Mead Johnson Nutrition Co.	36,632,223

		89,672,507

Healthcare Equipment & Supplies 1.5%
423,162	Gen-Probe, Inc.*(a)	28,893,501
235,310	IDEXX Laboratories, Inc.*(a)	20,177,833
543,745	Neogen Corp.*	18,867,951

		67,939,285

Healthcare Providers & Services 5.6%
908,502	DaVita, Inc.*	78,630,848
915,900	Henry Schein, Inc.*	67,794,918
502,206	Laboratory Corp. of America Holdings*(a)	45,143,297
1,195,978	Universal Health Services, Inc. (Class B Stock)	53,352,579

		244,921,642

Hotels, Restaurants & Leisure 5.1%
1,023,271	Darden Restaurants, Inc.(a)	52,176,588
174,202	Panera Bread Co. (Class A Stock)*	26,928,145

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
398,529	Starwood Hotels & Resorts Worldwide, Inc.(a)	$21,480,713
1,468,046	Tim Hortons, Inc.	79,333,206
656,095	Yum! Brands, Inc.	43,459,733

		223,378,385

Household Products 1.3%
1,239,982	Church & Dwight Co., Inc.(a)	59,196,741

Insurance 0.5%
657,088	WR Berkley Corp.	23,490,896

Internet Software & Services 3.0%
801,391	Rackspace Hosting, Inc.*(a)	41,864,666
2,422,102	VeriSign, Inc.(a)	89,496,669

		131,361,335

IT Services 3.1%
584,877	Alliance Data Systems Corp.*(a)	70,980,673
1,005,567	Gartner, Inc.*(a)	40,484,127
394,133	Teradata Corp.*	26,229,551

		137,694,351

Life Sciences Tools & Services 2.0%
1,161,355	Agilent Technologies, Inc.*	50,658,305
439,417	Waters Corp.*	39,371,763

		90,030,068

Machinery 3.5%
979,360	Colfax Corp.*	33,317,827
1,528,372	IDEX Corp.	63,885,950
417,408	Pall Corp.	26,484,538
1,152,497	Xylem, Inc.	29,941,872

		153,630,187

Metals & Mining 2.1%
1,647,760	Eldorado Gold Corp.(a)	25,227,205
843,669	Reliance Steel & Aluminum Co.	45,321,899
589,357	Silver Wheaton Corp.	22,613,628

		93,162,732

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 3.2%
1,033,539	Dollar Tree, Inc.*	$91,478,537
890,013	Nordstrom, Inc.	47,722,497

		139,201,034

Oil, Gas & Consumable Fuels 6.7%
328,955	Cimarex Energy Co.(a)	26,536,800
1,574,589	Cobalt International Energy, Inc.*(a)	47,332,145
496,898	Concho Resources, Inc.*	53,088,582
3,568,567	Denbury Resources, Inc.*	71,050,169
582,755	Noble Energy, Inc.	56,906,026
1,219,806	Southwestern Energy Co.*(a)	40,326,787

		295,240,509

Personal Products 1.1%
733,174	Herbalife Ltd.	48,543,451

Pharmaceuticals 2.7%
465,558	Perrigo Co.	47,980,407
1,299,804	Valeant Pharmaceuticals International, Inc.*(a)	68,772,630

		116,753,037

Professional Services 1.8%
494,405	IHS, Inc. (Class A Stock)*(a)	46,755,881
1,101,933	Robert Half International, Inc.	31,327,955

		78,083,836

Real Estate Investment Trusts 2.6%
662,956	American Tower Corp. (Class A Stock)	41,487,786
4,435,448	Annaly Capital Management, Inc.(a)	73,717,146

		115,204,932

Road & Rail 1.1%
474,834	JB Hunt Transport Services, Inc.	24,316,249
322,991	Kansas City Southern*(a)	22,473,714

		46,789,963

Semiconductors & Semiconductor Equipment 4.5%
1,096,919	Altera Corp.	42,176,536
1,116,438	Broadcom Corp. (Class A Stock)	41,475,672

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
1,890,825	Maxim Integrated Products, Inc.	$52,735,109
1,728,710	Xilinx, Inc.	63,841,260

		200,228,577

Software 5.5%
3,418,862	Activision Blizzard, Inc.(a)	40,855,401
1,449,943	Ariba, Inc.*	45,629,706
750,718	Check Point Software Technologies Ltd.*(a)	43,661,759
952,630	Intuit, Inc.	55,100,119
799,583	Red Hat, Inc.*	39,547,375
134,735	Salesforce.com, Inc.*(a)	19,288,663

		244,083,023

Specialty Retail 6.2%
746,950	Bed Bath & Beyond, Inc.*(a)	44,622,793
707,283	O’Reilly Automotive, Inc.*(a)	61,179,980
1,367,990	Ross Stores, Inc.	72,954,907
1,214,205	TJX Cos., Inc.(a)	44,452,045
602,765	Urban Outfitters, Inc.*(a)	17,112,498
813,574	Williams-Sonoma, Inc.(a)	31,403,956

		271,726,179

Textiles, Apparel & Luxury Goods 2.8%
440,753	Deckers Outdoor Corp.*(a)	32,950,694
128,508	Fossil, Inc.*	15,675,406
872,769	PVH Corp.	74,194,093

		122,820,193

Trading Companies & Distributors 0.4%
335,702	Fastenal Co.(a)	17,684,781

Wireless Telecommunication Services 4.5%
2,178,457	Crown Castle International Corp.*	112,865,857
3,210,202	NII Holdings, Inc.*	57,398,412
561,994	SBA Communications Corp. (Class A Stock)*(a)	26,374,378

		196,638,647

	Total long-term investments (cost $3,194,826,111)	4,231,956,064

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 16.1%

Affiliated Money Market Mutual Fund
709,584,696	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $709,584,696; includes $532,233,601 of cash collateral received for securities on loan)(b)(c)	$709,584,696

	Total Investments 112.1% (cost $3,904,410,807; Note 5)	4,941,540,760
	Liabilities in excess of other assets (12.1%)	(531,747,938)

	Net Assets 100.0%	$4,409,792,822

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $513,053,344; cash collateral of $532,233,601 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,231,956,064	$—	$—
Affiliated Money Market Mutual Fund	709,584,696	—	—

Total	$4,941,540,760	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 12.1% of collateral received for securities on loan)	16.1%
Oil, Gas & Consumable Fuels	6.7
Specialty Retail	6.2
Healthcare Providers & Services	5.6
Software	5.5
Hotels, Restaurants & Leisure	5.1
Chemicals	4.5
Semiconductors & Semiconductor Equipment	4.5
Wireless Telecommunication Services	4.5
Machinery	3.5
Multiline Retail	3.2
Electrical Equipment	3.1
IT Services	3.1
Internet Software & Services	3.0
Communications Equipment	2.9
Textiles, Apparel & Luxury Goods	2.8
Pharmaceuticals	2.7
Real Estate Investment Trusts	2.6
Biotechnology	2.5
Energy Equipment & Services	2.2%
Metals & Mining	2.1
Food Products	2.0
Life Sciences Tools & Services	2.0
Electronic Equipment & Instruments	1.9
Professional Services	1.8
Capital Markets	1.7
Healthcare Equipment & Supplies	1.5
Household Products	1.3
Personal Products	1.1
Road & Rail	1.1
Computers & Peripherals	1.0
Air Freight & Logistics	0.7
Commercial Banks	0.7
Commercial Services & Supplies	0.7
Food & Staples Retailing	0.7
Automobiles	0.6
Insurance	0.5
Trading Companies & Distributors	0.4

112.1
Liabilities in excess of other assets	(12.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	15

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $513,053,344:
Unaffiliated investments (cost $3,194,826,111)	$4,231,956,064
Affiliated investments (cost $709,584,696)	709,584,696
Receivable for Fund shares sold	26,368,592
Receivable for investments sold	9,729,902
Dividends receivable	2,357,428
Prepaid expenses	31,391

Total assets	4,980,028,073

Liabilities
Payable to broker for collateral for securities on loan	532,233,601
Payable for investments purchased	28,667,492
Payable for Fund shares reacquired	5,926,518
Management fee payable	1,899,423
Distribution fee payable	700,916
Accrued expenses	467,721
Affiliated transfer agent fee payable	242,389
Payable to custodian	94,531
Deferred trustees’ fees	2,660

Total liabilities	570,235,251

Net Assets	$4,409,792,822

Net assets were comprised of:
Common stock, at par	$140,997
Paid-in capital in excess of par	3,407,367,740

3,407,508,737
Undistributed net investment income	1,485,975
Accumulated net realized loss on investments	(36,331,843)
Net unrealized appreciation on investments	1,037,129,953

Net assets, February 29, 2012	$4,409,792,822

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,017,235,363 ÷ 65,156,130 shares of common stock issued and outstanding)	$30.96
Maximum sales charge (5.50% of offering price)	1.80

Maximum offering price to public	$32.76

Class B
Net asset value, offering price and redemption price per share ($39,807,075 ÷ 1,447,369 shares of common stock issued and outstanding)	$27.50

Class C
Net asset value, offering price and redemption price per share ($141,837,408 ÷ 5,156,397 shares of common stock issued and outstanding)	$27.51

Class L
Net asset value, offering price and redemption price per share ($10,269,824 ÷ 334,834 shares of common stock issued and outstanding)	$30.67

Class M
Net asset value, offering price and redemption price per share ($232,864 ÷ 8,476 shares of common stock issued and outstanding)	$27.47

Class Q
Net asset value, offering price and redemption price per share ($235,400,198 ÷ 7,331,714 shares of common stock issued and outstanding)	$32.11

Class R
Net asset value, offering price and redemption price per share ($225,800,311 ÷ 7,387,238 shares of common stock issued and outstanding)	$30.57

Class X
Net asset value, offering price and redemption price per share ($1,574,918 ÷ 57,108 shares of common stock issued and outstanding)	$27.58

Class Z
Net asset value, offering price and redemption price per share ($1,737,634,861 ÷ 54,117,482 shares of common stock issued and outstanding)	$32.11

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	17

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $61,110)	$16,182,776
Affiliated income from securities loaned, net	1,094,253
Affiliated dividend income	106,978

Total income	17,384,007

Expenses
Management fee	10,107,167
Distribution fee—Class A	2,633,166
Distribution fee—Class B	182,841
Distribution fee—Class C	625,889
Distribution fee—Class L	24,100
Distribution fee—Class M	4,058
Distribution fee—Class R	461,893
Distribution fee—Class X	8,336
Transfer agent’s fees and expenses (including affiliated expense of $529,000) (Note 3)	2,723,000
Custodian’s fees and expenses	182,000
Registration fees	122,000
Reports to shareholders	97,000
Trustees’ fees	43,000
Insurance	37,000
Legal fees and expenses	23,000
Audit fee	12,000
Interest expense	10,380
Miscellaneous	18,129

Total expenses	17,314,959

Net investment income	69,048

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	8,940,023
Net change in unrealized appreciation (depreciation) on Investments	486,868,801

Net gain on investments	495,808,824

Net Increase In Net Assets Resulting From Operations	$495,877,872

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$69,048	$7,412,904
Net realized gain on investments	8,940,023	117,596,796
Net change in unrealized appreciation (depreciation) on investments	486,868,801	325,122,672

Net increase in net assets resulting from operations	495,877,872	450,132,372

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,154,078)	—
Class Q	(863,741)	—
Class Z	(4,322,765)	—

	(6,340,584)	—

Distributions from net realized gains
Class A	(9,387,983)	—
Class B	(223,519)	—
Class C	(751,184)	—
Class L	(52,488)	—
Class M	(5,223)	—
Class Q	(857,587)	—
Class R	(987,613)	—
Class X	(9,991)	—
Class Z	(6,641,380)	—

	(18,916,986)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,096,261,851	1,696,383,826
Net asset value of shares issued in reinvestment of dividends	21,596,541	—
Cost of shares reacquired	(528,576,922)	(796,054,183)

Net increase in net assets from Fund share transactions	589,281,470	900,329,643

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	28,766

Total increase	1,059,901,790	1,350,490,781

Net Assets:
Beginning of period	3,349,891,032	1,999,400,251

End of period(a)	$4,409,792,822	$3,349,891,032

(a) Includes undistributed net investment income of:	$1,485,975	$7,757,562

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition

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of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or

Prudential Jennison Mid-Cap Growth Fund, Inc	21

Notes to Financial Statements

(Unaudited) continued

losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .56% for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares of the Fund. The Fund

Prudential Jennison Mid-Cap Growth Fund, Inc	23

Notes to Financial Statements

(Unaudited) continued

compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, Q, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, Q, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through December 31, 2012.

PIMS has advised the Fund that it received $216,592 in front-end sales charges resulting from sales of Class A shares during the six months ended February 29, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended February 29, 2012, it received $139, $30,570, $8,018 and $123 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2012, PIM has been compensated approximately $326,855 for these services.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2012 were $1,270,803,544 and $825,472,878, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,932,571,606	$1,055,079,402	$(46,110,249)	$1,008,969,153

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other tax adjustment.

For federal tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $15,604,000 which expires in 2016. Certain portions of the capital loss carryforward was assumed by the Fund as a result of an acquisition. Utilization of this capital loss carryforward was limited in accordance with income tax regulations. The Fund utilized approximately $95,768,000 of its capital loss carryforward to offset net taxable gains realized in the year ended August 31, 2011. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

Prudential Jennison Mid-Cap Growth Fund, Inc	25

Notes to Financial Statements

(Unaudited) continued

required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund and Class Z shares to Class A or Class Q shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M and Class X shares will automatically convert to Class A shares approximately eight years and ten years after purchase respectively. Effective April 13, 2012, the conversion of Class M shares to Class A shares was completed. Class M shares are no longer issued, and there are no Class M shares outstanding. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Prudential Investment Funds. Class X shares are closed to new purchases. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z, which consists of 800 million, 300 million, 300 million, 25 million, 25 million, 200 million, 100 million, 25 million and 225 million authorized shares, respectively.

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During the fiscal years ended August 31, 2011, the Fund received $28,766, related to an unaffiliated-third party’s settlements of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	13,353,073	$377,407,409
Shares issued in reinvestment of dividends and distributions	311,704	8,771,427
Shares reacquired	(9,948,843)	(278,495,387)

Net increase (decrease) in shares outstanding before conversion	3,715,934	107,683,449
Shares issued upon conversion from Class B, Class M, Class X and Class Z	200,108	5,489,857
Shares reacquired upon conversion into Class Z	(484,805)	(13,586,137)

Net increase (decrease) in shares outstanding	3,431,237	$99,587,169

Year ended August 31, 2011:
Shares sold	24,026,182	$661,071,289
Shares reacquired	(15,691,091)	(433,566,301)

Net increase (decrease) in shares outstanding before conversion	8,335,091	227,504,988
Shares issued upon conversion from Class B, Class M, Class X and Class Z	502,715	13,723,742
Shares reacquired upon conversion into Class Z	(1,179,662)	(34,331,062)

Net increase (decrease) in shares outstanding	7,658,144	$206,897,668

Class B
Six months ended February 29, 2012:
Shares sold	114,969	$2,910,284
Shares issued in reinvestment of dividends and distributions	8,404	210,442
Shares reacquired	(103,317)	(2,580,602)

Net increase (decrease) in shares outstanding before conversion	20,056	540,124
Shares reacquired upon conversion into Class A	(137,316)	(3,317,457)

Net increase (decrease) in shares outstanding	(117,260)	$(2,777,333)

Year ended August 31, 2011:
Shares sold	246,419	$6,102,970
Shares reacquired	(252,416)	(6,229,784)

Net increase (decrease) in shares outstanding before conversion	(5,997)	(126,814)
Shares reacquired upon conversion into Class A	(385,366)	(9,361,993)

Net increase (decrease) in shares outstanding	(391,363)	$(9,488,807)

Prudential Jennison Mid-Cap Growth Fund, Inc	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 29, 2012:
Shares sold	570,267	$14,401,543
Shares issued in reinvestment of dividends and distributions	19,574	490,127
Shares reacquired	(413,433)	(10,344,436)

Net increase (decrease) in shares outstanding before conversion	176,408	4,547,234
Shares reacquired upon conversion into Class Z	(3,458)	(88,744)

Net increase (decrease) in shares outstanding	172,950	$4,458,490

Year ended August 31, 2011:
Shares sold	993,293	$24,621,854
Shares reacquired	(978,862)	(24,200,183)

Net increase (decrease) in shares outstanding before conversion	14,431	421,671
Shares reacquired upon conversion into Class Z	(4,995)	(118,313)

Net increase (decrease) in shares outstanding	9,436	$303,358

Class L
Six months ended February 29, 2012:
Shares sold	393	$11,258
Shares issued in reinvestment of dividends and distributions	1,817	50,697
Shares reacquired	(28,361)	(791,805)

Net increase (decrease) in shares outstanding	(26,151)	$(729,850)

Year ended August 31, 2011:
Shares sold	912	$31,477
Shares reacquired	(62,590)	(1,728,236)

Net increase (decrease) in shares outstanding	(61,678)	$(1,696,759)

Class M
Six months ended February 29, 2012:
Shares sold	75	$1,754
Shares issued in reinvestment of dividends and distributions	187	4,667
Shares reacquired	(4,433)	(108,064)

Net increase (decrease) in shares outstanding before conversion	(4,171)	(101,643)
Shares reacquired upon conversion into Class A	(47,925)	(1,196,989)

Net increase (decrease) in shares outstanding	(52,096)	$(1,298,632)

Year ended August 31, 2011:
Shares sold	1,142	$27,718
Shares reacquired	(24,712)	(607,373)

Net increase (decrease) in shares outstanding before conversion	(23,570)	(579,655)
Shares reacquired upon conversion into Class A	(120,193)	(2,987,143)

Net increase (decrease) in shares outstanding	(143,763)	$(3,566,798)

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Class Q	Shares	Amount
Six months ended February 29, 2012:
Shares sold	2,325,504	$67,925,660
Shares issued in reinvestment of dividends and distributions	58,992	1,719,612
Shares reacquired	(682,261)	(19,866,721)

Net increase (decrease) in shares outstanding	1,702,235	$49,778,551

Period ended August 31, 2011*:
Shares sold	864,047	$25,711,637
Shares reacquired	(882,589)	(25,609,794)

Net increase (decrease) in shares outstanding before conversion	(18,542)	101,843
Shares issued upon conversion from Class Z	5,648,021	176,341,386

Net increase (decrease) in shares outstanding	5,629,479	$176,443,229

Class R
Six months ended February 29, 2012:
Shares sold	1,890,745	$53,146,151
Shares issued in reinvestment of dividends and distributions	32,414	900,726
Shares reacquired	(877,239)	(24,219,820)

Net increase (decrease) in shares outstanding	1,045,920	$29,827,057

Year ended August 31, 2011:
Shares sold	3,808,720	$103,881,907
Shares reacquired	(1,801,574)	(49,666,053)

Net increase (decrease) in shares outstanding	2,007,146	$54,215,854

Class X
Six months ended February 29, 2012:
Shares sold	153	$4,058
Shares issued in reinvestment of dividends and distributions	397	9,972
Shares reacquired	(5,407)	(137,141)

Net increase (decrease) in shares outstanding before conversion	(4,857)	(123,111)
Shares reacquired upon conversion into Class A	(13,922)	(352,485)

Net increase (decrease) in shares outstanding	(18,779)	$(475,596)

Year ended August 31, 2011:
Shares sold	442	$10,980
Shares reacquired	(18,219)	(448,843)

Net increase (decrease) in shares outstanding before conversion	(17,777)	(437,863)
Shares reacquired upon conversion into Class A	(54,548)	(1,334,579)

Net increase (decrease) in shares outstanding	(72,325)	$(1,772,442)

Prudential Jennison Mid-Cap Growth Fund, Inc	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 29, 2012:
Shares sold	19,581,692	$580,453,734
Shares issued in reinvestment of dividends and distributions	323,710	9,438,871
Shares reacquired	(6,629,860)	(192,032,946)

Net increase (decrease) in shares outstanding before conversion	13,275,542	397,859,659
Shares issued upon conversion from Class A and Class C	470,312	13,674,881
Shares reacquired upon conversion into Class A	(21,417)	(622,926)

Net increase (decrease) in shares outstanding	13,724,437	$410,911,614

Year ended August 31, 2011:
Shares sold	30,249,478	$874,923,994
Shares reacquired	(8,822,852)	(253,997,616)

Net increase (decrease) in shares outstanding before conversion	21,426,626	620,926,378
Shares issued upon conversion from Class A and Class C	1,141,939	34,449,375
Shares reacquired upon conversion into Class A and Class Q	(5,651,034)	(176,381,413)

Net increase (decrease) in shares outstanding	16,917,531	$478,994,340

*	Commencement of offering was January 18, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for

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Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Jennison Mid-Cap Growth Fund, Inc	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,	Year Ended August 31,							Ten Months Ended August 31,		Year Ended October 31,
	2012(a)	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.44	$22.31		$20.24	$23.98		$24.49		$21.33		$18.52
Income (loss) from investment operations:
Net investment income (loss)	(.01)	.06		- (c)	.05		(.06)		(.04)		(.04)
Net realized and unrealized gain (loss) on investment transactions	3.70	5.07		2.08	(3.79)		(.45)		3.20		2.85
Total from investment operations	3.69	5.13		2.08	(3.74)		(.51)		3.16		2.81
Less Dividends and Distributions:
Dividends from net investment income	(.02)	-		(.03)	-		-		-		-
Distributions from net realized gains	(.15)	-		-	-		-		-		-
Distributions in excess of net investment income	-	-		(.02)	-		-		-		-
Total dividends and distributions	(.17)	-		(.05)	-		-		-		-
Capital Contributions (Note 6)	-	-	(c)	.04	-		-		-		-
Net asset value, end of period	$30.96	$27.44		$22.31	$20.24		$23.98		$24.49		$21.33
Total Return(d):	13.51%	22.99%		10.48%	(15.60)%		(2.08)%		14.81%		15.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,017,235	$1,693,618		$1,206,308	$764,082		$576,767		$429,993		$352,670
Average net assets (000)	$1,765,089	$1,651,332		$1,050,256	$533,585		$521,772		$395,762		$336,747
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.05%	1.09%	(h)	1.12%	1.21%	(f)	1.19%	(f)(g)	1.08%	(g)(i)	1.16%	(g)
Expenses, excluding distribution and service (12b-1) fees	.75%	.79%	(h)	.82%	.91%	(f)	.91%	(f)	.83%	(i)	.91%
Net investment income (loss)	(.08)%	.22%		.01%	.28%	(f)	(.23)%	(f)	(.21)%	(i)	(.18)%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	23% (j)	45%		49%	59%		76%		62%	(j)	86%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.21% for the year ended August 31, 2009 and 1.19% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .28% for the year ended August 31, 2009, and (.23%) for the year ended August 31, 2008.

(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 29, 2008.

(h) Includes tax expense of .01%.

(i) Annualized.

(j) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended February 29,	Year Ended August 31,							Ten Months Ended August 31,		Year Ended October 31,
	2012(a)	2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.46	$20.03		$18.26	$21.78		$22.40		$19.63		$17.17
Income (loss) from investment operations:
Net investment loss	(.10)	(.11)		(.14)	( .06)		(.21)		(.17)		(.18)
Net realized and unrealized gain (loss) on investment and transactions	3.29	4.54		1.88	(3.46)		(.41)		2.94		2.64
Total from investment operations	3.19	4.43		1.74	(3.52)		(.62)		2.77		2.46
Less Dividends and Distributions:
Distributions from net realized gains	(.15)	-		-	-		-		-		-
Total dividends and distributions	(.15)	-		-	-		-		-		-
Capital Contributions (Note 6)		-	(c)	.03	-		-		-		-
Net asset value, end of period	$27.50	$24.46		$20.03	$18.26		$21.78		$22.40		$19.63
Total Return(d):	13.10%	22.12%		9.69%	(16.16)%		(2.77)%		14.11%		14.33%

Ratios/Supplemental Data(e):
Net assets, end of period (000)	$39,807	$38,268		$39,174	$44,341		$67,165		$94,869		$88,552
Average net assets (000)	$36,769	$43,011		$44,611	$41,105		$87,720		$94,680		$102,115
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75% (f)	1.79%	(g)	1.82%	1.91%	(h)	1.91%	(h)	1.83%	(f)	1.91%
Expenses, excluding distribution and service (12b-1) fees	.75% (f)	.79%	(g)	.82%	.91%	(h)	.91%	(h)	.83%	(f)	.91%
Net investment loss	(.78)%	(.46)%		(.67)%	(.37)%	(h)	(.95)%	(h)	(.95)%	(f)	(.91)%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

(g) Includes tax expense of .01%.

(h) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.38%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.46		$20.03		$18.26	$21.79		$22.41		$19.63		$17.17
Income (loss) from investment operations:
Net investment loss	(.10)		(.12)		(.14)	(.06)		(.21)		(.17)		(.18)
Net realized and unrealized gain (loss) on investment transactions	3.30		4.55		1.88	(3.47)		(.41)		2.95		2.64
Total from investment operations	3.20		4.43		1.74	(3.53)		(.62)		2.78		2.46
Less Dividends and Distributions:
Distributions from net realized gains	(.15)		-			-		-		-		-
Total dividends and distributions	(.15)		-			-		-		-		-
Capital Contributions (Note 6)	-		-	(c)	.03	-		-		-		-
Net asset value, end of period	$27.51		$24.46		$20.03	$18.26		$21.79		$22.41		$19.63
Total Return(d):	13.15%		22.12%		9.69%	(16.20)%		(2.77)%		14.11%		14.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$141,837		$121,908		$99,639	$81,162		$80,749		$73,977		$41,185
Average net assets (000)	$125,865		$124,914		$98,990	$62,905		$85,016		$61,516		$36,947
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.75%	(f)	1.79%	(g)	1.82%	1.91%	(h)	1.91%	(h)	1.83%	(f)	1.91%	(f)
Expenses, excluding distribution and service (12b-1) fees	.75%	(f)	.79%	(g)	.82%	.91%	(h)	.91%	(h)	.83%	(f)	.91%	(f)
Net investment loss	(.78)%	(f)	(.47)%		(.67)%	(.39)%	(h)	(.96)%	(h)	(.93)%	(f)	(.95)%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

(g) Includes tax expense of .01%.

(h) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.39%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		June 12, 2006(c) through October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.19		$22.15		$20.10	$23.87		$24.42		$21.31		$20.23
Income (loss) from investment operations:
Net investment income (loss)	(.04)		.01		(.04)	.02		(.11)		(.08)		(.05)
Net realized and unrealized gain (loss) on investment transactions	3.67		5.03		2.07	(3.79)		(0.44)		3.19		1.13
Total from investment operations	3.63		5.04		2.03	(3.77)		(0.55)		3.11		1.08
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.01)	-		-		-		-
Distributions from net realized gains	(.15)		-		-	-		-		-		-
Distributions in excess of net investment income	-		-		- (d)	-		-		-		-
Total dividends and distributions	(.15)		-		(.01)	-		-		-		-
Capital Contributions (Note 6)	-		-	(d)	.03	-		-		-		-
Net asset value, end of period	$30.67		$27.19		$22.15	$20.10		$23.87		$24.42		$21.31
Total Return(e):	13.41%		22.75%		10.25%	(15.79)%		(2.25)%		14.59%		5.34%

Ratios/Supplemental Data(f):
Net assets, end of period (000)	$10,270		$9,816		$9,364	$10,099		$15,418		$19,558		$5,025
Average net assets (000)	$9,693		$10,712		$10,509	$9,874		$17,445		$14,140		$4,900
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25%	(g)	1.29%	(h)	1.32%	1.41%	(i)	1.41%	(i)	1.33%	(g)	1.41%	(g)
Expenses, excluding distribution and service (12b-1) fees	.75%	(g)	.79%	(h)	.82%	.91%	(i)	.91%	(i)	.83%	(g)	.91%	(g)
Net investment income (loss)	(.28)%	(g)	.04%		(.16)%	.14%	(i)	(.46)%	(i)	(.38)%	(g)	(.71)%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Inception date of Class L shares.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Annualized.

(h) Includes tax expense of .01%.

(i) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .14% for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	35

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		June 12, 2006(c) through October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.44		$20.01		$18.24	$21.77		$22.39		$19.61		$18.67
Income (loss) from investment operations:
Net investment loss	(.09)		(.09)		(.13)	(.05)		(.21)		(.17)		(.08)
Net realized and unrealized gain (loss) on investment transactions	3.27		4.52		1.88	(3.48)		(.41)		2.95		1.02
Total from investment operations	3.18		4.43		1.75	(3.53)		(.62)		2.78		.94
Less Dividends and Distributions:
Distributions from net realized gains	(.15)		-		-	-		-		-		-
Total dividends and distributions	(.15)		-		-	-		-		-		-
Capital Contributions (Note 6)	-		-	(d)	.02	-		-		-		-
Net asset value, end of period	$27.47		$24.44		$20.01	$18.24		$21.77		$22.39		$19.61
Total Return(e):	13.07%		22.14%		9.70%	(16.21)%		(2.77)%		14.13%		5.03%

Ratios/Supplemental Data(f):
Net assets, end of period (000)	$233		$1,480		$4,089	$8,912		$24,023		$46,713		$11,836
Average net assets (000)	$816		$3,077		$6,774	$11,930		$36,103		$34,765		$11,540
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75%	(g)	1.79%	(h)	1.82%	1.91%	(i)	1.91%	(i)	1.83%	(g)	1.91%	(g)
Expenses, excluding distribution and service (12b-1) fees	.75%	(g)	.79%	(h)	.82%	.91%	(i)	.91%	(i)	.83%	(g)	.91%	(g)
Net investment loss	(.78)%	(g)	(.37)%		(.64)%	(.33)%	(i)	(.95)%	(i)	(.88)%	(g)	(1.20)%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Inception date of Class M shares.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Annualized.

(h) Includes tax expense of .01%.

(i) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.33%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended February 29,		January 18, 2011(b) through August 31,
	2012(a)		2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$28.51		$28.95
Income (loss) from investment operations:
Net investment income	.05		.12
Net realized and unrealized gain (loss) on investment transactions	3.85		(.56)
Total from investment operations	3.90		(.44)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		-
Distributions from net realized gains	(.15)		-
Total dividends and distributions	(.30)		-
Capital Contributions (Note 6)	-		-	(c)
Net asset value, end of period	$32.11		$28.51
Total Return(d):	13.75%		(1.52)%

Ratios/Supplemental Data(e):
Net assets, end of period (000)	$235,400		$160,511
Average net assets (000)	$180,900		$97,743
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.59%	(f)	.61%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.59%	(f)	.61%	(f)(g)
Net investment income	.37%	(f)	.60%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class Q shares.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

(g) Includes tax expense of .01%.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.10		$22.08		$20.04	$23.79		$24.35		$21.24		$18.49
Income (loss) from investment operations:
Net investment loss	(.04)		-	(c)	(.05)	-	(c)	(.11)		(.09)		(.07)
Net realized and unrealized gain (loss) on investment transactions	3.66		5.02		2.06	(3.75)		(.45)		3.20		2.82
Total from investment operations	3.62		5.02		2.01	(3.75)		(.56)		3.11		2.75
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.01)	-		-		-		-
Distributions from net realized gains	(.15)		-		-	-		-		-		-
Distributions in excess of net investment income	-		-		- (c)	-		-		-		-
Total dividends and distributions	(.15)		-		(.01)	-		-		-		-
Capital Contributions (Note 6)	-		-	(c)	.04	-		-		-		-
Net asset value, end of period	$30.57		$27.10		$22.08	$20.04		$23.79		$24.35		$21.24
Total Return(d):	13.42%		22.74%		10.23%	(15.76)%		(2.30)%		14.64%		14.87%

Ratios/Supplemental Data(e):
Net assets, end of period (000)	$225,800		$171,848		$95,701	$28,761		$5,722		$1,217		$22
Average net assets (000)	$185,772		$154,320		$69,420	$12,128		$3,157		$648		$4
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.25%	(g)	1.29%	(h)	1.32%	1.41%	(i)	1.41%	(i)	1.33%	(g)	1.41%	(g)
Expenses, excluding distribution and service (12b-1) fees	.75%	(g)	.79%	(h)	.82%	.91%	(i)	.91%	(i)	.83%	(g)	.91%	(g)
Net investment income (loss)	(.28)%	(g)	.01%		(.21)%	(.02)%	(i)	(.45)%	(i)	(.45)%	(g)	(.45)%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

(h) Includes tax expense of .01%.

(i) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment loss ratios would have been (.02%) for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		June 12, 2006(c) through October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.53		$20.08		$18.31	$21.84		$22.40		$19.63		$18.67
Income (loss) from investment operations:
Net investment loss	(.10)		(.10)		(.13)	(.06)		(.17)		(.17)		(.09)
Net realized and unrealized gain (loss) on investment transactions	3.30		4.55		1.87	(3.47)		(.39)		2.94		1.05
Total from investment operations	3.20		4.45		1.74	(3.53)		(.56)		2.77		.96
Less Dividends and Distributions:
Distributions from net realized gains	(.15)		-		-	-		-		-		-
Total dividends and distributions	(.15)		-		-	-		-		-		-
Capital Contributions (Note 6)	-		-	(d)	.03	-		-		-		-
Net asset value, end of period	$27.58		$24.53		$20.08	$18.31		$21.84		$22.40		$19.63
Total Return(e):	13.11%		22.16%		9.67%	(16.16)%		(2.50)%		14.11%		5.14%

Ratios/Supplemental Data(f):
Net assets, end of period (000)	$1,575		$1,861		$2,976	$4,388		$7,481		$9,450		$1,458
Average net assets (000)	$1,676		$2,606		$4,024	$4,567		$8,598		$6,373		$1,448
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75%	(g)	1.79%	(h)	1.82%	1.91%	(i)	1.69%	(i)	1.83%	(g)	1.91%	(g)
Expenses, excluding distribution and service (12b-1) fees	.75%	(g)	.79%	(h)	.82%	.91%	(i)	.91%	(i)	.83%	(g)	.91%	(g)
Net investment loss	(.78)%	(g)	(.42)%		(.65)%	(.36)%	(i)	(.74)%	(i)	(.87)%	(g)	(1.20)%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Inception date of Class X shares.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Annualized.

(h) Includes tax expense of .01%.

(i) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.69% for the year ended August 31, 2008. The net investment loss ratios would have been (.36%) for the year ended August 31, 2009, and (.74%) for the year ended August 31, 2008.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,							Ten Months Ended August 31,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)		2008(a)		2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$28.48		$23.09		$20.94	$24.74		$25.19		$21.88		$18.95
Income (loss) from investment operations:
Net investment income	.03		.14		.07	.10		.01		.01		.02
Net realized and unrealized gain (loss) on investment transactions	3.85		5.25		2.16	(3.90)		(.46)		3.30		2.91
Total from investment operations	3.88		5.39		2.23	(3.80)		(.45)		3.31		2.93
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-		(.07)	-		-		-		-
Distributions from net realized gains	(.15)		-		-	-		-		-		-
Distributions in excess of net investment income	-		-		(.04)	-		-		-		-
Total dividends and distributions	(.25)		-		(.11)	-		-		-		-
Capital Contributions (Note 6)	-		-	(c)	.03	-		-		-		-
Net asset value, end of period	$32.11		$28.48		$23.09	$20.94		$24.74		$25.19		$21.88
Total Return(d):	13.71%		23.34%		10.79%	(15.36)%		(1.79)%		15.13%		15.46%

Ratios/Supplemental Data(e):
Net assets, end of period (000)	$1,737,635		$1,150,581		$542,149	$365,324		$202,444		$187,974		$159,855
Average net assets (000)	$1,298,015		$896,253		$484,618	$219,585		$196,477		$177,560		$160,261
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.75%	(f)	.79%	(g)	.82%	.91%	(h)	.91%	(h)	.83%	(f)	.91%
Expenses, excluding distribution and service (12b-1) fees	.75%	(f)	.79%	(g)	.82%	.91%	(h)	.91%	(h)	.83%	(f)	.91%
Net investment income	.21%	(f)	.47%		.31%	.57%	(h)	.04%	(h)	.03%	(f)	.07%

(a) Calculated based on average shares outstanding during the period.

(b) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

(g) Includes tax expense of .01%.

(h) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91% for the year ended August 31, 2009 and ..91% for the year ended August 31, 2008. The net investment income ratios would have been .57% for the year ended August 31, 2009, and .04% for the year ended August 31, 2008.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	L	M	Q	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	PJGQX	JDERX	N/A	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C402	74441C501	74441C881	74441C600	74441C709	74441C808

MF173E2    0222977-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

                applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012